Stock Option Plans, Restricted Stock Awards (Q2) (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Non-vested restricted stock outstanding, number of shares [Roll Forward]
Beginning balance outstanding (in shares)		0	0	3,334	3,334	6,667
Granted (in shares)	0	0	0	0	0	0
Vested (in shares)	0	0	0	(3,334)	(3,334)	(3,333)
Ending balance outstanding (in shares)		0		0	0	3,334
Non-vested restricted stock outstanding, weighted average grant date fair value [Roll Forward]
Beginning balance outstanding (in dollars per share)		$ 0	$ 0	$ 3.31	$ 3.31	$ 3.31
Ending balance outstanding (in dollars per share)		$ 0		$ 0	$ 0	$ 3.31